Other comprehensive income (loss) - Changes in Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended
	Sep. 30, 2014		Sep. 30, 2013		Sep. 30, 2014		Sep. 30, 2013
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	¥ 11,549		¥ (25,810)		¥ 20,636		¥ (57,395)
Other comprehensive income (loss) before reclassifications	58,887		(2,916)		49,839		29,301
Reclassifications out of accumulated other comprehensive income (loss)	97	[1]	147	[1]	58	[1]	(485)	[1]
Net change during the period	58,984		(2,769)		49,897		28,816
Balance at end of period	70,533		(28,579)		70,533		(28,579)
Cumulative translation adjustments [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	16,250		(6,532)		27,704		(38,875)
Other comprehensive income (loss) before reclassifications	55,763		(5,407)		44,427		26,987
Reclassifications out of accumulated other comprehensive income (loss)	69	[1]	(34)	[1]	(49)	[1]	(85)	[1]
Net change during the period	55,832		(5,441)		44,378		26,902
Balance at end of period	72,082		(11,973)		72,082		(11,973)
Pension liability adjustment [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	(18,591)		(27,494)		(18,809)		(28,518)
Other comprehensive income (loss) before reclassifications	(251)		31		(157)		807
Reclassifications out of accumulated other comprehensive income (loss)	196	[1]	247	[1]	320	[1]	495	[1]
Net change during the period	(55)		278		163		1,302
Balance at end of period	(18,646)		(27,216)		(18,646)		(27,216)
Net unrealized gain on non-trading securities [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	13,890		8,216		11,741		9,998
Other comprehensive income (loss) before reclassifications	3,375		2,460		5,569		1,507
Reclassifications out of accumulated other comprehensive income (loss)	(168)	[1]	(66)	[1]	(213)	[1]	(895)	[1]
Net change during the period	3,207		2,394		5,356		612
Balance at end of period	¥ 17,097		¥ 10,610		¥ 17,097		¥ 10,610

[1]	Reclassifications out of accumulated other comprehensive income (loss) are as follows: